N-6	Feb. 09, 2024
Prospectus:
Document Type	N-6
Entity Registrant Name	Protective NY COLI VUL
Entity Central Index Key	0001826404
Entity Investment Company Type	N-6
Document Period End Date	Feb. 09, 2024
Amendment Flag	false
Item 18. Portfolio Companies (N-6) [Text Block]
On February 26, 2024, the following fund information in the "FUND APPENDIX: FUNDS AVAILABLE UNDER THE POLICY" section of the Initial Summary Prospectus, Updating Summary Prospectus and Prospectus is removed and replaced by the following:

Asset Allocation Type	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Taxable Bond	Empower Bond Index Fund - Investor Class (formerly, Great-West Bond Index Fund)(1) – Franklin Advisers, Inc. and Franklin Advisory Services, LLC	0.50%	-13.68%	-0.56%	0.54%
Taxable Bond	Empower Short Duration Bond Fund - Investor Class (formerly, Great-West Short Duration Bond Fund)(1) – Putnam Investment Management, LLC	0.60%	-4.25%	1.22%	1.27%
Taxable Bond	Empower U.S. Government Securities Fund - Investor Class (formerly, Great-West U.S. Government Securities Fund)(1) – Western Asset Management Company, LLC	0.60%	-12.08%	-0.59%	0.45%

Portfolio Companies [Table Text Block]

Asset Allocation Type	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Taxable Bond	Empower Bond Index Fund - Investor Class (formerly, Great-West Bond Index Fund)(1) – Franklin Advisers, Inc. and Franklin Advisory Services, LLC	0.50%	-13.68%	-0.56%	0.54%
Taxable Bond	Empower Short Duration Bond Fund - Investor Class (formerly, Great-West Short Duration Bond Fund)(1) – Putnam Investment Management, LLC	0.60%	-4.25%	1.22%	1.27%
Taxable Bond	Empower U.S. Government Securities Fund - Investor Class (formerly, Great-West U.S. Government Securities Fund)(1) – Western Asset Management Company, LLC	0.60%	-12.08%	-0.59%	0.45%

Empower Bond Index Fund - Investor Class (formerly, Great-West Bond Index Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Empower Bond Index Fund - Investor Class (formerly, Great-West Bond Index Fund
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc. and Franklin Advisory Services, LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(13.68%)
Average Annual Total Returns, 5 Years [Percent]	(0.56%)
Average Annual Total Returns, 10 Years [Percent]	0.54%
Empower Short Duration Bond Fund - Investor Class (formerly, Great-West Short Duration Bond Fund) [Member]
Prospectus:
Portfolio Company Name [Text Block]	Empower Short Duration Bond Fund - Investor Class (formerly, Great-West Short Duration Bond Fund)
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(4.25%)
Average Annual Total Returns, 5 Years [Percent]	1.22%
Average Annual Total Returns, 10 Years [Percent]	1.27%
Empower U.S. Government Securities Fund - Investor Class (formerly, Great-West U.S. Government Securities Fund) [Member]
Prospectus:
Portfolio Company Name [Text Block]	Empower U.S. Government Securities Fund - Investor Class (formerly, Great-West U.S. Government Securities Fund)
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(12.08%)
Average Annual Total Returns, 5 Years [Percent]	(0.59%)
Average Annual Total Returns, 10 Years [Percent]	0.45%